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American Mutual Fund, Inc.
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455

Vincent P. Corti
Secretary

January 5, 2006

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	American Mutual Fund, Inc.
File Nos. 811-572 and 2-10607

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 12/29/05 of Registrant's Post-Effective Amendment No. 116 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940.

Sincerely,
/s/ Vincent P. Corti
Vincent P. Corti
Secretary

cc: Laura Hatch